INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Income (Loss) Before Taxes
Income (Loss) before taxes on income is comprised as follows:

	Year ended December 31,
	2016	2017	2018

Domestic	$(3,393)	$10,485	$9,081
Foreign	6,453	(92,065)	1,816

Total	$3,060	$(81,580)	$10,897

Schedule of Income Taxes
Taxes on income are comprised as follows:

	Year ended December 31,
	2016	2017	2018

Current taxes	$3,753	$1,212	$1,706
Taxes in respect of previous years	(273)	(1,179)	612
Deferred tax expense (benefit)	(3,268)	(8,859)	458

Total	$212	$(8,826)	$2,776

Schedule of Income Taxes by Jurisdiction
Taxes on income by jurisdiction were as follows:

	Year ended December 31,
	2016	2017	2018

Domestic	$3,396	$1,548	$2,187
Foreign	(3,184)	(10,374)	589

Total	$212	$(8,826)	$2,776

Domestic:
Current taxes	$2,800	$387	$1,121
Deferred tax (benefit) expense	937	2,532	649
Taxes in respect of previous years	(341)	(1,371)	417

Total - Domestic	$3,396	$1,548	$2,187

Foreign:
Current taxes	$953	$825	$585
Deferred tax benefit	(4,205)	(11,391)	(191)
Taxes in respect of previous years	68	192	195

Total - Foreign	$(3,184)	$(10,374)	$589

Total income tax expense	$212	$(8,826)	$2,776

Schedule of Deferred Tax Assets (Liabilities)
The significant components of the Company’s deferred tax assets and liabilities are as follows:

	December 31,
	2017	2018
Deferred tax assets:
Net operating loss carry forwards	$5,809	$4,992
Research and development	753	2,216
Intangible assets	829	1,480
Other temporary differences mainly relating to reserve and allowances	1,937	718
Deferred tax assets, before valuation allowance	9,328	9,406
Valuation allowance	4,530	4,992
Total deferred tax assets, net	$4,798	$4,414

Deferred tax liabilities:
Intangible assets	$-	$-
Property and equipment, net	-	$-
Total deferred tax liabilities	$-	$-

Total deferred tax liability, net	$4,798	$4,414

Domestic:
Long term deferred tax asset, net	$1,536	$950
Long term deferred tax liability	-	-
	$1,536	$950

Foreign:
Long term deferred tax asset, net	$3,262	$3,464
Long term deferred tax liability	-	-
	$3,262	$3,464

Total deferred tax asset (liability), net	$4,798	$4,414

Schedule of the Reconciliation of the Effective Tax Rate
A reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income of the Company, and the actual tax expense as reported in the statement of income is as follows:

	Year ended December 31,
	2016	2017	2018

Income (Loss) before taxes on income	$3,060	$(81,580)	$10,897
Statutory tax rate in Israel	25.0%	24.0%	23.0%
Theoretical tax expense (income)	$765	$(19,579)	$2,506

Increase (decrease) in tax expenses resulting from:
"Preferred Enterprise" benefits *	(1,356)	(584)	(1,301)
Non-deductible expenses	1,777	1,150	298
Non- deductible Impairment charges	-	12,652	-
Deferred taxes on losses and other temporary charges for which a valuation allowance was provided, net	527	(209)	541
Tax adjustment in respect of different tax rate of foreign subsidiaries	(2,032)	(3,392)	511
Change in future tax rate	448	836	-
Other	83	300	221

Taxes on income	$212	$(8,826)	$2,776

* Benefit per ordinary share from "Preferred Enterprise" status:

Basic	$0.05	$0.02	$0.05
Diluted	$0.05	$0.02	$0.05

Schedule of Unrecognized Tax Benefits
A reconciliation of the beginning and ending balances of the total amounts of unrecognized tax benefits is as follows:

	December 31,
	2017	2018

Balance at the beginning of the year	$3,236	$4,063
Increase (decrease) related to prior year tax positions, net	153	(658)
Increase related to current year tax positions	674	82

Balance at the end of the year	$4,063	$3,487